Gold and Silver Sales	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Gold and Silver Sales
Gold and Silver Sales

11. Gold and Silver Sales

The table below is a summary of the Company’s gold and silver sales (in thousands, except ounces sold):

	Three months ended March 31,
	2020		2019
		Ounces		Ounces
	Amount	Sold	Amount	Sold
Gold sales	$10,328	6,560	$—	—
Silver sales	796	49,373	—	—
Total gold and silver sales	$11,124		$—

For the three months ended March 31, 2020, gold and silver sales of $11.1 million were reported as Revenue as the Hycroft Mine was operating. Nearly all gold and silver sales during 2020 were to the same customer. However, the Company is not obligated to sell all of its gold and silver to one customer.

12. Gold and Silver Sales

The table below is a summary of the Company’s gold and silver sales (in thousands, except ounces sold):

	Year Ended December 31,
	2019		2018
		Ounces		Ounces
	Amount	Sold	Amount	Sold
Gold sales	$12,803	8,593	$178	145
Silver sales	906	52,036	2	124
Total gold and silver sales	$13,709		$180

For the year ended December 31, 2019, gold and silver sales of $13.7 million were reported as Revenue as the Hycroft Mine was operating. Nearly all gold and silver sales during 2019 were to the same customer. However, the Company is not obligated to sell all of its gold and silver to one customer. As discussed in Note 2 — Summary of Significant Accounting Policies, as of January  1, 2017 the Hycroft Mine went into a care and maintenance mode. While in care and maintenance, gold and silver sales are considered a byproduct of maintaining the Hycroft  Mine and reported  as a reduction  to Care and maintenance, net on the consolidated statements of operations. Gold and silver sales of $0.2 million for the year ended December 31,2018, were included as a reduction  to Care and maintenance, net on the consolidated statements  of operations.